Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECTED AMERICAN SHARES INC
Entity Central Index Key	0000088808
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009552 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class D
Trading Symbol	SLADX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class D)	$34	0.65%*
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 11.47%, versus a 6.20% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Financials - outperformed the Index sector (+17% vs +9%) and significantly overweight (average weighting 33% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), and Wells Fargo (+15%)
  Consumer Discretionary - outperformed the Index sector (+7% vs -4%)
    Prosus (+40%)
  Health Care - outperformed the Index sector (+7% vs -1%)
    CVS Health (+57%)
  Communication Services - outperformed the Index sector (+15% vs +11%) and overweight (average weighting 13% vs 10%)
    Meta Platforms (+26%) - largest individual contributor
  Information Technology - outperformed the Index sector (+15% vs +8%)
    Applied Materials (+13%), Samsung Electronics (+24%), and Texas Instruments (+12%)
Detractors from Performance
  Industrials - underperformed the Index sector (-3% vs +13%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-19%)
  Overweight in Consumer Discretionary (average weighting 13% vs 11%), Health Care (average weighting 16% vs 10%), and Energy (average weighting 4% vs 3%), the three weakest performing sectors of the Index, respectively
    Viatris (-26%) - largest individual detractor
    Humana (-3%), Trip.com Group (-14%), ConocoPhillips (-8%), and Amazon.com (flat)
  Underweight in Information Technology - (average weighting 12% vs 31%)
  Individual holdings
    Alphabet (-7%) and Tyson Foods (-1%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected American Shares (Class D)	14.69%	15.85%	11.27%
S&P 500 Index	15.16%	16.63%	13.63%
Russell 1000 Value Index	13.70%	13.92%	9.18%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 1,800,000,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.8
Total number of portfolio holdings as of 06/30/25	44
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$4.7

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Financials	31.70%
Health Care	14.59%
Communication Services	13.58%
Consumer Discretionary	13.53%
Information Technology	12.32%

C000009551 [Member]
Shareholder Report [Line Items]
Fund Name	Selected American Shares
Class Name	Class S
Trading Symbol	SLASX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected American Shares (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected American Shares (Class S)	$51	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 11.29%, versus a 6.20% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Financials - outperformed the Index sector (+17% vs +9%) and significantly overweight (average weighting 33% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), and Wells Fargo (+15%)
  Consumer Discretionary - outperformed the Index sector (+7% vs -4%)
    Prosus (+40%)
  Health Care - outperformed the Index sector (+7% vs -1%)
    CVS Health (+57%)
  Communication Services - outperformed the Index sector (+15% vs +11%) and overweight (average weighting 13% vs 10%)
    Meta Platforms (+26%) - largest individual contributor
  Information Technology - outperformed the Index sector (+15% vs +8%)
    Applied Materials (+13%), Samsung Electronics (+24%), and Texas Instruments (+12%)
Detractors from Performance
  Industrials - underperformed the Index sector (-3% vs +13%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-19%)
  Overweight in Consumer Discretionary (average weighting 13% vs 11%), Health Care (average weighting 16% vs 10%), and Energy (average weighting 4% vs 3%), the three weakest performing sectors of the Index, respectively
    Viatris (-26%) - largest individual detractor
    Humana (-3%), Trip.com Group (-14%), ConocoPhillips (-8%), and Amazon.com (flat)
  Underweight in Information Technology - (average weighting 12% vs 31%)
  Individual holdings
    Alphabet (-7%) and Tyson Foods (-1%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected American Shares (Class S)	14.33%	15.48%	10.91%
S&P 500 Index	15.16%	16.63%	13.63%
Russell 1000 Value Index	13.70%	13.92%	9.18%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 1,800,000,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.8
Total number of portfolio holdings as of 06/30/25	44
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$4.7

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Financials	31.70%
Health Care	14.59%
Communication Services	13.58%
Consumer Discretionary	13.53%
Information Technology	12.32%

[1]	Annualized.
[2]	Annualized.